Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

35   Related party transactions

The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2020, 2021 and 2022.

(a)	Names and relationships with related parties

The following companies are related parties of the Group that had balances and/or transactions with the Group during the years ended December 31, 2020, 2021 and 2022.

Name of related parties	Relationship with the Group
Sen Rong Limited(i)	A shareholder that has significant influence over the Group
Rong Chang Limited(i)	A shareholder that has significant influence over the Group
Bo Yu	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group	Controlled by Ping An Group
Puhui Lixin	Significant influenced by the Group
Open Portal Guangxi	Significant influenced by the Group
(i)

Sen Rong Limited and Rong Chang Limited has entered into an acting-in-concert agreement in 2020 and an amended and restarted agreement in 2021. As a result, Rong Chang and Sen Rong as a concert group had significant influence over the Group.

(b)	Key management personnel compensations

Key management includes directors (executive and non-executive) and senior officers. The compensations paid or payable by the Group to key management for employee services are shown below:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Wages and salaries	29,115	28,163	21,123
Welfare and other benefits	1,385	772	614
Share-based payments	3,627	4,187	8,401
	34,127	33,122	31,138

35   Related party transactions (Continued)

(c)	Significant transactions with related parties

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries*	1,730,038	2,315,220	2,526,682
Puhui Lixin	4,189	—	—
	1,734,227	2,315,220	2,526,682
*The Group provided lending solution services to a subsidiary of Ping An Group while the subsidiary of Ping An Group was not being charged. The service fee was charged to the respective borrowers directly. The revenue generated from such transactions for the years ended December 31, 2020, 2021 and 2022, was not included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB5,290,568, RMB Nil and RMB Nil, respectively.

The Group also provided lending solution services to third party lenders through contractual arrangements made with another subsidiary of Ping An Group, while the Group directly charged the related service fees to the subsidiary of Ping An Group. The revenue generated from such transactions for the years ended December 31, 2020, 2021 and 2022, was included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB3,230,878, RMBNil and RMB Nil, respectively.

Revenue generated by providing implementation and support service jointly with Ping An Technology (Shenzhen) Co., Ltd, a related party, for the years ended December 31, 2020, 2021 and 2022 amounted to RMB6,546,653, RMB8,308,537 and RMBNil, respectively.

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Purchase of services
Ping An Group and its subsidiaries	1,285,595	1,534,302	1,706,436

Net loss on disposal of property and equipment
Ping An Group and its subsidiaries	—	—	(599)

Net gain from wealth management products consolidated by related parties
Ping An Group and its subsidiaries	8,704	26,249	18,890

Net( loss)/gain on derivatives
Ping An Group and its subsidiaries	(281,691)	(169,545)	262,769

Investment income from loan to related party
Open Portal Guangxi	—	—	283

Interest income on bank deposits
Ping An Group and its subsidiaries	28,129	12,037	9,234

Leasing payment
Ping An Group and its subsidiaries	19,991	19,849	20,957

Interest expenses
Ping An Group and its subsidiaries	32,575	15,914	2,672

Net gain on financial assets measured at fair value through other comprehensive income
Ping An Group and its subsidiaries	—	—	315
35	Related party transactions (Continued)

(d)	Year end balances with related parties

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables
Ping An Group and its subsidiaries (i)	442,694	372,456

Contract assets
Ping An Group and its subsidiaries	17,746	9,876

Prepayment and other receivables
Ping An Group and its subsidiaries	531,327	771,137
Open Portal Guangxi (i)	3,515	—
	534,842	771,137

Financial assets at fair value through profit or loss (Note 21)
Ping An Group and its subsidiaries	599,540	405,960

Cash and restricted cash and time deposits over three months
Ping An Group and its subsidiaries	1,131,585	787,916

Trade and other payables
Ping An Group and its subsidiaries (i)	1,178,438	1,086,907
Open Portal Guangxi (i)	362	—
	1,178,800	1,086,907

Contract liabilities
Ping An Group and its subsidiaries	19,018	27,517

Short‑term borrowings
Ping An Group and its subsidiaries	300,805	—

Derivative financial assets
Ping An Group and its subsidiaries	—	56,363

Derivative financial liabilities
Ping An Group and its subsidiaries	190,971	9,568
(i)	The balances with related parties were unsecured, interest-free and repayable on demand.